DEAN WITTER CAPITAL GROWTH SECURITIES                Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 1998            New York, New York 10048


DEAR SHAREHOLDER:

The U.S. stock market continued its impressive run during the six-month period ended April 30, 1998, as overall economic activity remained fairly brisk. The expected effects of the Asian financial crisis, which have been limited so far, are expected to play out gradually over the next year. For the most part they are being offset by the strength of the U.S. economy, which reflects healthy employment, increasing income and high consumer confidence.

Recently, the Federal Reserve Board expressed concern over the possibility of a resurgence of inflationary pressure because of this continued economic strength, but none materialized. As a result, the Fed left interest rates unchanged.

PERFORMANCE

During the six-month period ended April 30, 1998, Dean Witter Capital Growth Securities's Class A, B, C and D shares produced total returns of 14.26 percent,
13.85 percent, 13.85 percent and 14.36 percent, respectively. Over the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Lipper Growth Funds Index registered total returns of 22.47 and 18.15 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. On a trailing twelve-month basis the Fund's Class B shares returned 47.01 percent versus a 41.04 percent return for the S&P 500.

The Fund underperformed its peer group and the S&P 500 during the period under review because of its emphasis on small- and mid-cap stocks in the fourth quarter of 1997. These stocks did not perform as strongly during the last two months of 1997 and the opening weeks of 1998 relative to the large-cap issues that dominated the S&P 500. Investors worried about the impact of the Asian financial crisis on U.S. profits shunned smaller caps for the perceived safety of large caps.

DEAN WITTER CAPITAL GROWTH SECURITIES

THE PORTFOLIO

Over the last four quarters the Fund has maintained its commitment to investing across various market capitalizations of the stock market, as well as in all major sectors of the S&P 500. As of April 30, 1998, the Fund had approximately 55 percent of its assets invested in stocks of large companies and the majority of the remaining assets invested in mid-sized companies. In the near future we do not anticipate a significant shift in the market capitalization structure of the Fund.

The portfolio continues to maintain an exposure to the consumer, technology, financial and basic industry sectors of the market and is overweighted relative to the S&P 500 in the health care, retail and technology sectors but had more of a neutral weighting in the energy and financial services areas. The ten largest holdings as of April 30, 1998, were AES Corp., Providian Financial Company, Staples, Inc., Tyco International, Ltd. NE, Elan Corp. PLC-ADR, Universal Health Care SE, Conseco Inc., Tellabs, Inc., Southdown Inc. and EMC Corp.

LOOKING AHEAD

We continue to believe that the long-term outlook for the U.S. stock market is favorable and that the growth-oriented stocks in which the Fund invests should fare well going forward. Given our conviction that portfolio diversification is important across both industry sectors and capitalization ranges, we believe that the Fund is well positioned to take advantage of this favorable environment.

We appreciate your ongoing support of Dean Witter Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            COMMON STOCKS (97.9%)
            Advertising (2.2%)
 132,000    HA-LO Industries, Inc.*........  $  4,430,250
 210,000    Snyder Communications, Inc.*...     8,925,000
                                             ------------
                                               13,355,250
                                             ------------
            Apparel & Footwear (1.4%)
 140,000    Tommy Hilfiger Corp.*..........     8,540,000
                                             ------------
            Automobiles (1.7%)
 140,000    Magna International Inc.
           (Class A) (Canada)..............    10,438,750
                                             ------------
            Banks (1.8%)
 130,000    KeyCorp........................     5,159,375
  80,000    State Street Corp. ............     5,720,000
                                             ------------
                                               10,879,375
                                             ------------
            Building Materials (2.6%)
 230,000    Southdown, Inc. ...............    16,272,500
                                             ------------

            Capital Goods (2.8%)
 320,000    Tyco International Ltd. .......    17,440,000
                                             ------------

            Computer Software (4.2%)
 250,000    Legato Systems, Inc.*..........     7,843,750
 195,000    Network Associates, Inc.*......    13,357,500
  90,000    Visio Corp.*...................     4,449,375
                                             ------------
                                               25,650,625
                                             ------------
            Computer Software & Services (1.1%)
 190,000    Cadence Design Systems,
             Inc.*.........................     6,899,375
                                             ------------
            Computers - Peripheral Equipment (3.4%)
 350,000    EMC Corp.*.....................    16,143,750
  80,000    Lexmark International Group,
             Inc. (Class A)*...............     4,630,000
                                             ------------
                                               20,773,750
                                             ------------
            Consumer Services (2.5%)
 420,000    AccuStaff Inc.*................    15,067,500
                                             ------------

            Drugs (2.8%)
 280,000    Elan Corp. PLC (ADR)
             (Ireland)*....................    17,395,000
                                             ------------

            Electronics -
            Semiconductors/Components (0.8%)
  56,000    Sanmina Corp.*.................     5,019,000
                                             ------------

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------

            Environmental Control (4.6%)
 600,000    Newpark Resources, Inc.*.......  $ 14,437,500
 280,000    USA Waste Services, Inc.*......    13,737,500
                                             ------------
                                               28,175,000
                                             ------------
            Financial - Miscellaneous (6.8%)
 325,000    MBNA Corp. ....................    11,009,375
 300,000    Providian Financial Corp. .....    18,056,250
 250,000    SunAmerica Inc. ...............    12,484,375
                                             ------------
                                               41,550,000
                                             ------------
            Healthcare Products & Services (2.2%)
  35,000    Concentra Managed Care,
             Inc.*.........................     1,080,625
 155,800    Express Scripts, Inc.
             (Class A).....................    12,230,300
                                             ------------
                                               13,310,925
                                             ------------
            Hospital Management (5.2%)
 460,000    Quorum Health Group, Inc.*.....    14,662,500
 300,000    Universal Health Services, Inc.
             (Class B)*....................    17,268,750
                                             ------------
                                               31,931,250
                                             ------------
            Insurance (2.7%)
 340,000    Conseco, Inc. .................    16,872,500
                                             ------------

            Machinery - Diversified (1.4%)
 150,000    Deere & Company................     8,765,625
                                             ------------

            Media Group (2.5%)
 160,000    Clear Channel Communications,
             Inc.*.........................    15,080,000
                                             ------------

            Multi-line Insurance (2.6%)
 260,000    Travelers Group, Inc. .........    15,908,750
                                             ------------

            Oil - Exploration & Production (0.5%)
  60,000    EVI, Inc.*.....................     3,195,000
                                             ------------

            Oil Equipment & Services (5.9%)
  70,000    Camco International, Inc. .....     4,751,250
 630,000    Global Industries Ltd.*........    14,253,750
 250,000    R&B Falcon Corp.*..............     8,015,625
 300,000    Varco International, Inc.*.....     9,225,000
                                             ------------
                                               36,245,625
                                             ------------
            Oil Well Equipment & Service (1.9%)
 140,000    Schlumberger Ltd. .............    11,602,500
                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            Pharmaceuticals (6.0%)
 175,000    ICN Pharmaceuticals, Inc. .....  $  8,618,750
 310,000    Medicis Pharmaceutical Corp.
             (Class A)*....................    13,213,750
 110,000    Shire Pharmaceuticals Group PLC
             (ADR)*........................     2,461,250
  10,000    Warner-Lambert Co. ............     1,891,875
 250,000    Watson Pharmaceuticals,
             Inc.*.........................    10,750,000
                                             ------------
                                               36,935,625
                                             ------------
            Pollution Control (1.1%)
 200,000    US Filter Corp.*...............     6,525,000
                                             ------------

            Restaurants (2.4%)
 310,000    Starbucks Corp.*...............    14,899,375
                                             ------------
            Retail - Department Stores (4.1%)
 350,000    Proffitt's, Inc.*..............    13,912,500
 225,000    Stage Stores, Inc.*............    11,573,437
                                             ------------
                                               25,485,937
                                             ------------
            Retail - Drug Stores (0.9%)
 175,000    Rite Aid Corp. ................     5,621,875
                                             ------------

            Retail - Food Chains (4.6%)
 350,000    Kroger Co.*....................    14,656,250
 350,000    Safeway Inc.*..................    13,387,500
                                             ------------
                                               28,043,750
                                             ------------
            Retail - General Merchandise (2.5%)
 150,000    Consolidated Stores Corp.*.....     6,000,000
 250,000    Dollar General Corp. ..........     9,468,750
                                             ------------
                                               15,468,750
                                             ------------
            Retail - Specialty (2.3%)
 250,000    Finish Line, Inc. (Class A)*...     6,109,375
 220,000    General Nutrition Companies,
             Inc.*.........................     7,878,750
                                             ------------
                                               13,988,125
                                             ------------
            Retail Stores (2.9%)
 715,000    Staples, Inc.*.................    17,651,563
                                             ------------

            Telecommunications - Wireless (1.7%)
 200,000    Airtouch Communications,
             Inc.*.........................    10,625,000
                                             ------------

            Telecommunications Equipment (2.7%)
 235,000    Tellabs, Inc.*.................    16,640,938
                                             ------------

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            Utilities (3.1%)
 350,000    AES Corp.*.....................  $ 19,315,625
                                             ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $449,948,062)..................   601,569,863
                                             ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
 -------
            SHORT-TERM INVESTMENTS (2.4%)
            U.S. GOVERNMENT AGENCY (a) (2.3%)
 $14,000    Federal Home Loan Mortgage
             Corp. 5.45% due 05/01/98
             (Amortized Cost
             $14,000,000)..................    14,000,000
                                             ------------

            REPURCHASE AGREEMENT (0.1%)
     583    The Bank of New York 5.50% due
             05/01/98 (dated 04/30/98;
             proceeds $583,080)(b)
             (Identified Cost $582,991)....       582,991
                                             ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $14,582,991)..    14,582,991
                                             ------------


TOTAL INVESTMENTS
(Identified Cost $464,531,053) (c).. 100.3%   616,152,854


LIABILITIES IN EXCESS OF
OTHER ASSETS.......................   (0.3)    (1,700,195)
                                      -----  ------------


NET ASSETS.........................  100.0%  $614,452,659
                                     ======  ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $483,294 U.S. Treasury Bond
     10.75% due 02/15/03 valued at $594,650.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $153,131,774 and the aggregate gross unrealized depreciation is $1,509,973, resulting in net unrealized appreciation of $151,621,801.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $464,531,053).............................  $616,152,854
Receivable for:
    Investments sold........................................    10,229,209
    Shares of beneficial interest sold......................       477,445
    Dividends...............................................        73,500
Prepaid expenses and other assets...........................       107,282
                                                              ------------
    TOTAL ASSETS............................................   627,040,290
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    11,387,698
    Plan of distribution fee................................       465,077
    Investment management fee...............................       317,337
    Shares of beneficial interest repurchased...............       314,092
Accrued expenses............................................       103,427
                                                              ------------
    TOTAL LIABILITIES.......................................    12,587,631
                                                              ------------
    NET ASSETS..............................................  $614,452,659
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $416,522,575
Net unrealized appreciation.................................   151,621,801
Accumulated net investment loss.............................    (3,837,005)
Accumulated undistributed net realized gain.................    50,145,288
                                                              ------------
    NET ASSETS..............................................  $614,452,659
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $3,281,566
Shares Outstanding (unlimited authorized, $.01 par value)...       189,704

    NET ASSET VALUE PER SHARE...............................        $17.30
                                                                    ======
    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 5.54% of net asset value)........        $18.26
                                                                    ======
CLASS B SHARES:
Net Assets..................................................  $566,825,735
Shares Outstanding (unlimited authorized, $.01 par value)...    32,981,963

    NET ASSET VALUE PER SHARE...............................        $17.19
                                                                    ======
CLASS C SHARES:
Net Assets..................................................      $999,945
Shares Outstanding (unlimited authorized, $.01 par value)...        58,180

    NET ASSET VALUE PER SHARE...............................        $17.19
                                                                    ======
CLASS D SHARES:
Net Assets..................................................   $43,345,413
Shares Outstanding (unlimited authorized, $.01 par value)...     2,500,726

    NET ASSET VALUE PER SHARE...............................        $17.33
                                                                    ======

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $8,701 foreign withholding tax)...........  $   790,003
Interest....................................................      318,606
                                                              -----------

    TOTAL INCOME............................................    1,108,609
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        2,521
Plan of distribution fee (Class B shares)...................    2,580,456
Plan of distribution fee (Class C shares)...................        3,586
Investment management fee...................................    1,780,605
Transfer agent fees and expenses............................      386,112
Registration fees...........................................       47,193
Shareholder reports and notices.............................       31,579
Professional fees...........................................       29,231
Custodian fees..............................................       24,188
Trustees' fees and expenses.................................        8,992
Other.......................................................        3,213
                                                              -----------

    TOTAL EXPENSES..........................................    4,897,676
                                                              -----------

    NET INVESTMENT LOSS.....................................   (3,789,067)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   51,481,028
Net change in unrealized appreciation.......................   27,527,872
                                                              -----------

    NET GAIN................................................   79,008,900
                                                              -----------

NET INCREASE................................................  $75,219,833
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                      APRIL 30,1998   OCTOBER 31, 1997*
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.................................  $ (3,789,067)     $ (6,458,646)
Net realized gain...................................    51,481,028       108,316,922
Net change in unrealized appreciation...............    27,527,872        37,095,380
                                                      ------------      ------------

    NET INCREASE....................................    75,219,833       138,953,656
                                                      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares......................................      (325,709)         --
Class B shares......................................   (95,121,214)      (81,010,400)
Class C shares......................................      (135,038)         --
Class D shares......................................    (6,701,777)         --
                                                      ------------      ------------

    TOTAL DISTRIBUTIONS.............................  (102,283,738)      (81,010,400)
                                                      ------------      ------------
Net increase (decrease) from transactions in shares
 of beneficial interest.............................    80,304,755        (3,302,638)
                                                      ------------      ------------

    NET INCREASE....................................    53,240,850        54,640,618

NET ASSETS:
Beginning of period.................................   561,211,809       506,571,191
                                                      ------------      ------------

    END OF PERIOD
    (Including accumulated net investment losses of
    $3,837,005 and $47,938, respectively)...........  $614,452,659      $561,211,809
                                                      ============      ============

---------------------

* Class A, Class B and Class C shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares. The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The

DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,581,208 at April 30, 1998.

DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively. The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $130,391 and $259, respectively and received $5,803 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $488,541,807 and $512,878,845, respectively.

For the six months ended April 30, 1998 the fund incurred $78,675 in brokerage commissions with DWR for portfolio transactions executed on behalf of the fund.

For the six months ended April 30, 1998, the Fund incurred brokerage commissions of $93,540 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees fees and expenses in the Statement of Operations amounted to $2,010. At April 30, 1998, the Fund had an accrued pension liability of $48,490 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                   APRIL 30, 1998                 OCTOBER 31, 1997*+
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     143,084   $  2,385,785           119,616   $   2,203,507
Reinvestment of distributions...............................      22,937        324,792           --             --
Redeemed....................................................     (66,135)    (1,119,920)          (29,798)       (567,173)
                                                              ----------   ------------       -----------   -------------
Net increase - Class A......................................      99,886      1,590,657            89,818       1,636,334
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   2,450,790     40,879,014         6,428,644     107,706,868
Reinvestment of distributions...............................   6,416,435     90,535,898         5,359,165      77,011,200
Redeemed....................................................  (3,804,766)   (60,790,617)      (11,716,042)   (189,751,824)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class B...........................   5,062,459     70,624,295            71,767      (5,033,756)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................      36,529        633,732            23,055         439,171
Reinvestment of distributions...............................       5,932         83,701           --             --
Redeemed....................................................      (5,100)       (79,774)           (2,236)        (40,010)
                                                              ----------   ------------       -----------   -------------
Net increase - Class C......................................      37,361        637,659            20,819         399,161
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................     369,953      5,731,672           133,845       2,512,173
Reinvestment of distributions...............................     472,467      6,699,585           --             --
Redeemed....................................................    (307,116)    (4,979,113)         (149,862)     (2,816,550)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class D...........................     535,304      7,452,144           (16,017)       (304,377)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) in Fund.............................   5,735,010   $ 80,304,755           166,387   $  (3,302,638)
                                                              ==========   ============       ===========   =============

---------------------
* For Class A, C and D, for the period July 28, 1997 (issue date) through October 31, 1997.
+ On July 28, 1997, 1,981,439 shares representing $35,864,043 were transferred to Class D.

6. FEDERAL INCOME TAX STATUS

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                    FOR THE YEAR ENDED OCTOBER 31
                                                         MONTHS ENDED        ----------------------------------------------------
                                                       APRIL 30, 1998++      1997*++      1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................        $18.71            $16.98     $14.40     $11.86     $13.35     $14.09
                                                             ------            ------     ------     ------     ------     ------
Net investment loss..................................         (0.12)            (0.21)     (0.11)     (0.06)     (0.07)     (0.08)
Net realized and unrealized gain (loss)..............          1.97              4.68       2.69       2.60         --      (0.50)
                                                             ------            ------     ------     ------     ------     ------
Total from investment operations.....................          1.85              4.47       2.58       2.54      (0.07)     (0.58)
                                                             ------            ------     ------     ------     ------     ------
Less distributions from net realized gain............         (3.37)            (2.74)        --         --      (1.42)     (0.16)
                                                             ------            ------     ------     ------     ------     ------
Net asset value, end of period.......................        $17.19            $18.71     $16.98     $14.40     $11.86     $13.35
                                                             ======            ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN+.............................         13.85 %(1)        31.21 %    17.92 %    21.42 %    (0.79)%    (4.25)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................          1.83 %(2)          1.84%     1.84 %     1.89 %     1.87 %     1.81 %
Net investment loss..................................         (1.43)%(2)        (1.26)%    (0.64)%    (0.43)%    (0.15)%    (0.38)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $566,826          $522,276   $506,571   $483,870   $456,977   $683,165
Portfolio turnover rate..............................            87 %(1)          123 %       72 %       33 %       13 %       25 %
Average commission rate paid.........................       $0.0569           $0.0582    $0.0571         --         --         --

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX        JULY 28, 1997*
                                                                MONTHS ENDED          THROUGH
                                                              APRIL 30, 1998++   OCTOBER 31, 1997++
---------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $18.75              $18.10
                                                                   ------              ------
Net investment loss.........................................        (0.06)              (0.04)
Net realized and unrealized gain............................         1.98                0.69
                                                                   ------              ------
Total from investment operations............................         1.92                0.65
                                                                   ------              ------
Less distributions from net realized gain...................        (3.37)                 --
                                                                   ------              ------
Net asset value, end of period..............................       $17.30              $18.75
                                                                   ======              ======
TOTAL INVESTMENT RETURN+....................................        14.26 %(1)           3.59 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.08 %(2)           1.12 %(2)
Net investment loss.........................................        (0.69)%(2)          (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $3,282              $1,684
Portfolio turnover rate.....................................           87 %               123 %(1)
Average commission rate paid................................      $0.0569             $0.0582

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $18.71              $18.10
                                                                   ------              ------
Net investment loss.........................................        (0.11)              (0.07)
Net realized and unrealized gain............................         1.96                0.68
                                                                   ------              ------
Total from investment operations............................         1.85                0.61
                                                                   ------              ------
Less distributions from net realized gain...................        (3.37)                 --
                                                                   ------              ------
Net asset value, end of period..............................       $17.19              $18.71
                                                                   ======              ======
TOTAL INVESTMENT RETURN+....................................        13.85 %(1)           3.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.84 %(2)           1.85 %(2)
Net investment loss.........................................        (1.44)%(2)          (1.54)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,000                $389
Portfolio turnover rate.....................................           87 %(1)            123 %(1)
Average commission rate paid................................      $0.0569             $0.0582

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                   FOR THE PERIOD
                                                                FOR THE SIX        JULY 28, 1997*
                                                                MONTHS ENDED          THROUGH
                                                              APRIL 30, 1998++   OCTOBER 31, 1997++
---------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $18.76              $18.10
                                                                   ------              ------
Net investment loss.........................................        (0.04)              (0.02)
Net realized and unrealized gain............................         1.98                0.68
                                                                   ------              ------
Total from investment operations............................         1.94                0.66
                                                                   ------              ------
Less distributions from net realized gain:..................        (3.37)                 --
                                                                   ------              ------
Net asset value, end of period..............................       $17.33              $18.76
                                                                   ======              ======
TOTAL INVESTMENT RETURN+....................................        14.36 %(1)           3.65 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.83 %(2)           0.82 %(2)
Net investment loss.........................................        (0.43)%(2)          (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $43,345             $36,863
Portfolio turnover rate.....................................           87 %(1)            123 %(1)
Average commission rate paid................................      $0.0569             $0.0582

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
CAPTIAL GROWTH
SECURITIES

[PHOTO]
Semiannual Report
April 30, 1998